Vessel Operating and Voyage Expenses	12 Months Ended
Dec. 31, 2023
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
14.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying consolidated statements of comprehensive (loss)/income are analyzed as follows:

	Period ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2021	2022	2023
Brokerage commissions	521,052	1,661,958	448,801
Brokerage commissions- related party	372,037	1,437,276	1,004,035
Port & other expenses	3,916,046	5,794,018	1,131,354
Bunkers consumption	6,251,624	20,430,020	1,862,481
Gain on bunkers	(1,241)	(3,858)	(1,955)
Total Voyage expenses	$11,059,518	$29,319,414	$4,444,716

	Period ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2021	2022	2023
Crew & crew related costs	7,037,784	12,315,509	11,525,793
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	3,166,746	4,892,750	4,049,156
Lubricants	601,049	1,058,930	876,319
Insurance	875,873	1,434,441	1,058,302
Tonnage taxes	147,569	342,796	294,688
Other	532,850	1,663,864	3,280,377
Total Vessel operating expenses	$12,361,871	$21,708,290	$21,084,635